                                  ANNUAL REPORT
----------------------------------------------------
  August 31, 1997






            NEUBERGER&BERMAN
            EQUITY TRUST -Registered Trademark-



Neuberger&Berman
            NYCDC SOCIALLY RESPONSIVE TRUST

TABLE OF CONTENTS

    THE FUND

    CHAIRMAN'S LETTER                      A-4

    PORTFOLIO MANAGER'S COMMENTARY         A-6

    GROWTH OF A DOLLAR CHART               B-1
      COMPARISON OF A $10,000 INVESTMENT

    FINANCIAL STATEMENTS                   B-2

    FINANCIAL HIGHLIGHTS                   B-8
      PER SHARE DATA
    REPORT OF INDEPENDENT ACCOUNTANTS     B-10

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS               B-11
      TOP TEN EQUITY HOLDINGS

    FINANCIAL STATEMENTS                  B-14

    FINANCIAL HIGHLIGHTS                  B-20

    REPORT OF INDEPENDENT ACCOUNTANTS     B-21

    DIRECTORY                              C-1

    OFFICERS AND TRUSTEES                  C-2

CHAIRMAN'S LETTER                                               October 17, 1997

Dear Fellow Shareholder,
  Despite sharp corrections in March, early April, and again in late July-August, the stock market continued its historic advance with the Standard & Poor's "500" Index returning 14.78% and 40.73%, respectively, for the six and twelve month periods concluding August 31, 1997. In August, the blue chip growth stocks, which outpaced virtually every other sector for the last two and a half years, surrendered market leadership to large-cap value stocks, and small- and mid-cap stocks in general.
  Driven by the exceptional performance of a relative handful of the Index's largest stocks, the S&P "500" has materially out-performed broader market indices and most active equities managers in recent years. This changed rather suddenly in August, with the S&P (and the Dow Jones Industrial
Average -- another rather narrow large-cap stock index) bearing the brunt of the market correction. Is this dramatic change in market leadership a temporary phenomena or a major shift in investor focus? We believe the answer lies in valuations.
  In an article titled "Cautionary Tale of Index Fund Dangers" published in the July 23, 1997 edition of THE WALL STREET JOURNAL, our own Kent Simons, co-manager of the Neuberger&Berman Guardian and Focus Portfolios, addressed the valuation issue. Kent highlighted eight high-quality companies in the Guardian Portfolio that could theoretically be purchased in their entirety for less than the then $169.35 billion market capitalization of Coca-Cola. These eight companies are projected to have combined 1997 earnings of $12.4 billion compared to the $4.1 billion consensus earnings estimate for Coke. Although Coca-Cola was growing earnings at a higher rate than the average of Kent's eight companies, at its annual growth rate of 18%, it would take Coke nearly seven years to equal these companies' current projected 1997 earnings. The moral of the story is that while Coca-Cola is a terrific company, its valuation may have become excessive relative to many other equally fine companies. We believe the same can be said for a number of the other growth stock giants that have had such a disproportionate influence on the performance of the capitalization-weighted

S&P "500". Going forward, if investors are once again focusing on fundamentals, active, value-oriented managers will be competing on a much more level playing field with the indexers.
  We are proud of Neuberger&Berman's value heritage. But, we have also made a major commitment to growth stock investing. The recent addition of Jennifer Silver and Brooke Cobb, who are leading Neuberger&Berman LLC's new growth stock group and serving as co-managers of the Manhattan Portfolio, is an important step in enhancing our growth stock research and management capabilities. Jennifer comes to us from Putnam Investments, Inc., where she co-managed the $3.5 billion Putnam Vista Fund. Brooke is also a Putnam veteran and the former Chief Investment Officer of Bainco International Investors.
  In closing, we thank you for your confidence in our investment skills. We remain dedicated to helping you achieve your long-term financial objectives through our diversified value and growth stock portfolios.

Sincerely,
/s/ Stanley Egener

Stanley Egener
Chairman of the Board
Neuberger&Berman Equity Trust

PORTFOLIO MANAGER'S COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

   PORTFOLIO MANAGER JANET PRINDLE BELIEVES DOING GOOD, IS GOOD BUSINESS AND
   HAS THE POTENTIAL TO PRODUCE POSITIVE INVESTMENT RESULTS. SHE FOCUSES ON COMPANIES THAT ARE AGENTS OF FAVORABLE CHANGE IN WORKPLACE POLICIES (PARTICULARLY FOR WOMEN AND MINORITIES); ARE GOOD CORPORATE CITIZENS; AND
   ARE RESPONSIVE TO ENVIRONMENTAL ISSUES. SHE DOES NOT INVEST IN TOBACCO, ALCOHOL, GAMBLING, NUCLEAR POWER, OR WEAPONS COMPANIES. BUT, SOCIAL RESPONSIBILITY ALONE DOES NOT QUALIFY A COMPANY AS A GOOD INVESTMENT. TRUE
   TO NEUBERGER&BERMAN'S PRINCIPLES, PORTFOLIO CANDIDATES MUST FIRST BE FOUND
   TO BE FUNDAMENTALLY ATTRACTIVE. THEN, AND ONLY THEN, ARE SOCIAL SCREENS APPLIED. THE OBJECTIVE IS SIMPLE AND STRAIGHTFORWARD -- TO SERVE BOTH
   SOCIETY AND SHAREHOLDERS.
  For the six- and twelve-month periods ended August 31, 1997, NYCDC Socially Responsive Trust returned 14.86% and 33.20%, respectively, compared to the Standard & Poor's "500" Index's 14.78% and 40.73% gains over the same periods (see page B-1 for comparison of a $10,000 investment and average annual total returns as of August 31, 1997).*
  In fiscal 1997, our retail, insurance, banking, and technology investments were, on average, stellar performers. Our telecommunications, food and beverage, and energy investments disappointed.
  Value investing requires patience. If you do your homework and find good companies in out-of-favor industries, patience is generally rewarded. Retail stocks were in Wall Street's doghouse in 1995-96. We had the opportunity to buy two of the best, Costco and Nordstrom, at very reasonable prices. Our little shopping spree didn't do much for the Portfolio last year, but it produced strong positive returns in fiscal year 1997.
  We are being similarly patient with our energy investments, which as a group lagged this year. The economics in the industry have improved as worldwide demand has continued to outpace new production. Exploration and production activity recently has been vigorous -- a very good sign for oil service companies. Political instability in oil-producing nations, weather patterns, and short term supply/demand imbalances will cause oil and gas prices to fluctuate. However, we believe the long term prospects for energy pricing and energy stock earnings are favorable.
  We continue to have significant exposure to the banking sector. Our portfolio holdings in the group performed quite well in fiscal 1997. On a fundamental basis, we believe the stocks are still very reasonably priced. The regional bank stocks seem particularly appealing. Earnings have been progressing quite nicely despite a back-up in interest rates. If rates trend down from here -- the spread between interest rates and inflation is historically high -- regional banks could attract more investor attention. Finally, we believe consolidation in the industry could continue. The stocks should do well on fundamentals alone and we may even get a windfall in the form of a takeover of one or more of our regional bank holdings.
  In our shareholder letter, we like to go into detail on at least one current portfolio holding that illustrates our investment approach. Be advised, we can change our minds on any stock in our portfolio if deteriorating fundamentals or price appreciation warrants it. Technology giant Intel was one of our better performing stocks in fiscal 1997. We think it will continue to do well. As the leading designer and manufacturer of microprocessors, Intel holds the dominant market share in a rapidly growing industry. Enormous research and development spending, in addition to high capital expenditures, has allowed the company to maintain and enhance its competitive position.
  Intel is also one of America's better corporate citizens. The company has a good environmental record. It has a diverse workforce, with women and minorities well represented. It is employee friendly, with numerous family-oriented programs in the workplace. Finally, the company is one of the largest charitable givers in the American corporate community.
  In closing, our mandate does present special challenges. We must find not only good companies, but companies that are good to their employees and society in general. If we can do so successfully, we receive a double reward -- the gratification all portfolio managers get from taking good care of their shareholders, and the special feeling of accomplishment from doing so in a socially responsive manner.

Sincerely,

/s/ Janet Prindle
Janet Prindle

Portfolio Manager

*The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings of the Portfolio are subject to change. NYCDC Socially Responsive Trust's portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                 August 31, 1997
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN*
                                NYCDC SOCIALLY
                               RESPONSIVE TRUST   S&P "500"
1 Year                                   +33.20%     +40.73%
Life of Fund                             +21.44%     +23.78%
                                  NYCDC Socially
                                Responsive Trust   S&P "500"
3/14/94                                  $10,000     $10,000
8/31/94                                  $10,225     $10,345
1995                                     $12,163     $12,561
1996                                     $14,750     $14,909
1997                                     $19,647     $20,981

   The inception date of Neuberger&Berman NYCDC Socially Responsive Trust-SM- is 3/14/94.

   Neuberger&Berman Management Inc.-Registered Trademark- has voluntarily undertaken to reimburse NYCDC Socially Responsive Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed 0.60% per annum of NYCDC Socially Responsive Trust's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such arrangement, the average annual total returns of the Trust would have been less.

*"Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                              August 31,
(000'S OMITTED EXCEPT PER SHARE AMOUNT)                          1997
                                                              ----------
ASSETS
      Investment in Portfolio, at value (Note A)               $188,817
      Receivable for Trust shares sold                              119
      Deferred organization costs (Note A)                           15
      Receivable from administrator -- net (Note B)                   6
                                                              ----------
                                                                188,957
                                                              ----------
LIABILITIES
      Payable for Trust shares redeemed                              72
      Accrued expenses                                               22
                                                              ----------
                                                                     94
                                                              ----------
NET ASSETS at value                                            $188,863
                                                              ----------

NET ASSETS consist of:
      Par value                                                $     11
      Paid-in capital in excess of par value                    126,102
      Accumulated undistributed net investment income             1,171
      Accumulated net realized gains on investment                7,988
      Net unrealized appreciation in value of investment         53,591
                                                              ----------
NET ASSETS at value                                            $188,863
                                                              ----------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)             10,717
                                                              ----------

NET ASSET VALUE, offering and redemption price per share         $17.62
                                                              ----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                               For the
                                                              Year Ended
                                                              August 31,
(000'S OMITTED)                                                  1997
                                                              ----------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)                  $ 2,657
                                                              ----------
    Expenses:
      Administration fee (Note B)                                   78
      Shareholder reports                                           21
      Shareholder servicing agent fees                              17
      Legal fees                                                    12
      Custodian fees                                                11
      Amortization of deferred organization and initial
        offering expenses (Note A)                                   9
      Auditing fees                                                  6
      Trustees' fees and expenses                                    5
      Registration and filing fees                                   5
      Miscellaneous                                                  2
      Expenses from Portfolio (Notes A & B)                        972
                                                              ----------
        Total expenses                                           1,138
      Expenses reimbursed by administrator and reduced by
        custodian fee arrangement (Note B)                        (207)
                                                              ----------
        Total net expenses                                         931
                                                              ----------
        Net investment income                                    1,726
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM PORTFOLIO
  (NOTE A)
    Net realized gain on investment securities                   9,823
    Change in net unrealized appreciation of investment
      securities                                                32,327
                                                              ----------
        Net gain on investments from Portfolio (Note A)         42,150
                                                              ----------
        Net increase in net assets resulting from operations   $43,876
                                                              ----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                                   For the
                                                                  Year Ended
                                                                  August 31,
(000'S OMITTED)                                                 1997      1996
                                                              ------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                     $  1,726  $  1,173
    Net realized gain on investments from Portfolio (Note A)     9,823    10,311
    Change in net unrealized appreciation of investments
      from Portfolio (Note A)                                   32,327     8,073
                                                              ------------------
    Net increase in net assets resulting from operations        43,876    19,557
                                                              ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                       (1,442)     (895)
    Net realized gain on investments                           (10,729)   (2,312)
                                                              ------------------
    Total distributions to shareholders                        (12,171)   (3,207)
                                                              ------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                   44,262    32,430
    Proceeds from reinvestment of dividends and
      distributions                                             12,171     3,206
    Payments for shares redeemed                               (24,911)  (14,893)
                                                              ------------------
    Net increase from Trust share transactions                  31,522    20,743
                                                              ------------------
NET INCREASE IN NET ASSETS                                      63,227    37,093
NET ASSETS:
    Beginning of year                                          125,636    88,543
                                                              ------------------
    End of year                                               $188,863  $125,636
                                                              ------------------
    Accumulated undistributed net investment income at end
      of year                                                 $  1,171  $    887
                                                              ------------------
NUMBER OF TRUST SHARES:
    Sold                                                         2,775     2,332
    Issued on reinvestment of dividends and distributions          812       238
    Redeemed                                                    (1,582)   (1,077)
                                                              ------------------
    Net increase in shares outstanding                           2,005     1,493
                                                              ------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                 August 31, 1997
----------------------------------------------------------------------
          Equity Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman NYCDC Socially Responsive Trust (the "Fund") is a separate operating series of Neuberger&Berman Equity Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Neuberger&Berman Socially Responsive Portfolio of Equity Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (73.67% at August 31, 1997). The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued by Equity Managers Trust as indicated in the notes following the Portfolio's Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. Dividends and distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At August 31, 1997, the unamortized balance of such expenses amounted to $14,642.
6) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of March 11, 1994. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.05% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of the Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended August 31, 1997, such excess expenses amounted to $206,224.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New

York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $387, which is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended August 31, 1997, additions and reductions in the Fund's investment in the Portfolio amounted to $28,545,672 and $9,192,913, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          NYCDC Socially Responsive Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                                                     For the
                                                                                                   Period from
                                                                          For the Year Ended    March 14, 1994(1)
                                                                              August 31,          to August 31,
                                                                         1997    1996    1995         1994
                                                                        -----------------------------------------
Net Asset Value, Beginning of Year                                      $14.42  $12.27  $10.43       $10.20
                                                                        -----------------------------------------
Income From Investment Operations
    Net Investment Income                                                  .17     .14     .13          .06
    Net Gains or Losses on Securities (both realized and unrealized)      4.38    2.44    1.82          .17
                                                                        -----------------------------------------
      Total From Investment Operations                                    4.55    2.58    1.95          .23
                                                                        -----------------------------------------
Less Distributions
    Dividends (from net investment income)                                (.16)   (.12)   (.11)          --
    Distributions (from capital gains)                                   (1.19)   (.31)     --           --
                                                                        -----------------------------------------
      Total Distributions                                                (1.35)   (.43)   (.11)          --
                                                                        -----------------------------------------
Net Asset Value, End of Year                                            $17.62  $14.42  $12.27       $10.43
                                                                        -----------------------------------------
Total Return(2)                                                         +33.20% +21.27% +18.95%       +2.26%(3)
                                                                        -----------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                               $188.9  $125.6  $ 88.5       $ 68.6
                                                                        -----------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                       .60%    .60%     --           --
                                                                        -----------------------------------------
    Ratio of Net Expenses to Average Net Assets(5)                         .60%    .60%    .60%         .60%(6)
                                                                        -----------------------------------------
    Ratio of Net Investment Income to Average Net Assets(5)               1.11%   1.06%   1.26%        1.42%(6)
                                                                        -----------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                 August 31, 1997
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust
1) The date investment operations commenced.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without reductions related to expense offset arrangements. These ratios include expense repayment arrangements.
5) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                For the
                                                                              Period from
                                                                             March 14, 1994
                                          For the Year Ended August 31,      to August 31,
                                          1997        1996        1995            1994
-------------------------------------------------------------------------------------------
Net Expenses                              .73%        .80%         .85%           .84%
                                          -------------------------------------------------
Net Investment Income                     .98%        .86%        1.01%          1.18%
                                          -------------------------------------------------

6) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Neuberger&Berman Equity Trust and
Shareholders of Neuberger&Berman NYCDC Socially Responsive Trust

   We have audited the accompanying statement of assets and liabilities of Neuberger&Berman NYCDC Socially Responsive Trust, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger&Berman NYCDC Socially Responsive Trust as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
October 3, 1997

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                 August 31, 1997

--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Intel Corp.                                     2.7%
 2.  Warner-Lambert                                  2.7%
 3.  ReliaStar Financial                             2.3%
 4.  Johnson & Johnson                               2.2%
 5.  Raychem Corp.                                   2.2%
 6.  A.G. Edwards                                    2.2%
 7.  CITICORP                                        2.1%
 8.  Dexter Corp.                                    2.1%
 9.  Wal-Mart Stores                                 2.1%
10.  Mead Corp.                                      2.1%

                                                                     Market
  Number                                                            Value(1)
 of Shares                                                       (000's omitted)
-----------                                                      ---------------
COMMON STOCKS (95.1%)
AUTOMOTIVE (1.8%)
     90,000  Borg-Warner Automotive                                 $  4,691
                                                                 ---------------
BANKING (9.6%)
     42,000  CITICORP                                                  5,360
     80,007  CoreStates Financial                                      4,920
    230,000  Dime Bancorp                                              4,442
     70,000  Mercantile Bancorporation                                 4,826
     90,000  National City                                             5,085
                                                                 ---------------
                                                                      24,633
                                                                 ---------------
BUSINESS SERVICES (1.9%)
    170,000  Dun & Bradstreet                                          4,760
                                                                 ---------------
CHEMICALS (8.5%)
     65,000  Air Products & Chemicals                                  5,302
    140,300  Dexter Corp.                                              5,331
     60,000  Minerals Technologies                                     2,385
    150,000  Morton International                                      4,987
     50,000  Perkin-Elmer                                              3,700
                                                                 ---------------
                                                                      21,705
                                                                 ---------------

                                                                     Market
  Number                                                            Value(1)
 of Shares                                                       (000's omitted)
-----------                                                      ---------------
CONSUMER GOODS & SERVICES (2.7%)
     90,000  Kimberly-Clark                                         $  4,270
     20,000  Procter & Gamble                                          2,661
                                                                 ---------------
                                                                       6,931
                                                                 ---------------
DIVERSIFIED (1.8%)
     60,000  Tyco International                                        4,706
                                                                 ---------------
ENERGY (1.8%)
    100,000  Noble Affiliates                                          4,638
                                                                 ---------------
FINANCIAL SERVICES (8.0%)
    140,000  A.G. Edwards                                              5,565
    120,000  ADVANTA Corp. Class A                                     3,975
     64,000  ADVANTA Corp. Class B                                     2,032
    100,000  Fannie Mae                                                4,400
     70,000  Travelers Group                                           4,445
                                                                 ---------------
                                                                      20,417
                                                                 ---------------
FOOD & BEVERAGE (1.6%)
     85,200  McDonald's Corp.                                          4,031
                                                                 ---------------
FURNISHINGS (1.8%)
    110,000  Leggett & Platt                                           4,730
                                                                 ---------------
HEALTH CARE (8.3%)
    200,000  Invacare Corp.                                            4,200
    100,000  Johnson & Johnson                                         5,669
    100,000  SmithKline Beecham ADR                                    4,331
     55,000  Warner-Lambert                                            6,988
                                                                 ---------------
                                                                      21,188
                                                                 ---------------
INDUSTRIAL & COMMERCIAL PRODUCTS (2.2%)
     60,000  Raychem Corp.                                             5,584
                                                                 ---------------
INSURANCE (5.9%)
     60,000  Chubb Corp.                                               4,013
     80,000  ReliaStar Financial                                       5,980
     70,000  St. Paul Cos.                                             5,136
                                                                 ---------------
                                                                      15,129
                                                                 ---------------
LODGING (1.6%)
     75,000  HFS, Inc.                                                 4,177(2)
                                                                 ---------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                 August 31, 1997

--------------------------------------------------------------------------------

          Socially Responsive Portfolio (Cont'd)

                                                                     Market
  Number                                                            Value(1)
 of Shares                                                       (000's omitted)
-----------                                                      ---------------
MACHINERY & EQUIPMENT (1.8%)
    178,400  Cincinnati Milacron                                    $  4,594
                                                                 ---------------
OIL & GAS (2.6%)
    200,000  Enserch Exploration                                       1,800(2)
    200,000  Seagull Energy                                            4,887(2)
                                                                 ---------------
                                                                       6,687
                                                                 ---------------
OIL SERVICES (3.7%)
    100,000  Dresser Industries                                        4,175
    100,000  Tidewater Inc.                                            5,250
                                                                 ---------------
                                                                       9,425
                                                                 ---------------
PAPER & FOREST PRODUCTS (2.7%)
     70,000  American Pad & Paper                                      1,610(2)
     75,000  Mead Corp.                                                5,320
                                                                 ---------------
                                                                       6,930
                                                                 ---------------
PUBLISHING & BROADCASTING (2.9%)
    120,700  CMP Media                                                 3,229(2)
    140,000  Valassis Communications                                   4,252(2)
                                                                 ---------------
                                                                       7,481
                                                                 ---------------
RAILROADS (1.4%)
    104,600  Illinois Central                                          3,511
                                                                 ---------------
RECYCLING (1.1%)
    150,000  IMCO Recycling                                            2,878
                                                                 ---------------
RETAIL STORES (2.1%)
     90,000  Nordstrom, Inc.                                           5,265
                                                                 ---------------
RETAILING (4.1%)
    145,000  Costco Cos.                                               5,229(2)
    150,000  Wal-Mart Stores                                           5,325
                                                                 ---------------
                                                                      10,554
                                                                 ---------------
TECHNOLOGY (8.0%)
    100,000  AMP, Inc.                                                 5,000
    130,000  Cabletron Systems                                         3,933(2)
     76,000  Hewlett-Packard                                           4,660
     76,000  Intel Corp.                                               7,001
                                                                 ---------------
                                                                      20,594
                                                                 ---------------
                                                                     Market
  Number                                                            Value(1)
 of Shares                                                       (000's omitted)
-----------                                                      ---------------
TELECOMMUNICATIONS (5.8%)
    300,000  Metromedia International Group                         $  3,563(2)
    114,000  Southern New England Telecommunications                   4,360
     50,000  Telephone & Data Systems                                  1,975
    170,000  WorldCom Inc.                                             5,089(2)
                                                                 ---------------
                                                                      14,987
                                                                 ---------------
UTILITIES (1.4%)
    115,000  Brooklyn Union Gas                                        3,472
                                                                 ---------------
             TOTAL COMMON STOCKS (COST $176,412)                     243,698
                                                                 ---------------
 Principal
  Amount
-----------
U.S. TREASURY SECURITIES (4.7%)
$12,097,000  U.S. Treasury Bills, 4.90% - 5.34%, due 9/4/97 -
              10/16/97  (COST $12,052)                                12,052(3)
                                                                 ---------------
CERTIFICATES OF DEPOSIT (0.0%)
    100,000  Self Help Credit Union, 5.33%, due 11/25/97 (COST
              $100)                                                      100(3)
                                                                 ---------------
             TOTAL INVESTMENTS (99.8%) (COST $188,564)               255,850(4)
             Cash, receivables and other assets, less
              liabilities (0.2%)                                         431
                                                                 ---------------
             TOTAL NET ASSETS (100.0%)                              $256,281
                                                                 ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                 August 31, 1997
----------------------------------------------------------------------
          Socially Responsive Portfolio
1) Investment securities of the Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Portfolio values all other securities by a method that the trustees of Equity Managers Trust believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) At cost, which approximates market value.
4) The cost of investments for Federal income tax purposes was $188,591,000. At August 31, 1997, gross unrealized appreciation of investments was $69,292,000 and gross unrealized depreciation of investments was $2,033,000, resulting in net unrealized appreciation of $67,259,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                        August 31,
(000'S OMITTED)                                                            1997
                                                                        ----------
ASSETS
      Investments in securities, at market value* (Note A) -- see
        Schedule of Investments                                          $255,850
      Cash                                                                      1
      Receivable for securities sold                                        2,969
      Dividends and interest receivable                                       279
      Deferred organization costs (Note A)                                     10
      Other assets                                                              4
                                                                        ----------
                                                                          259,113
                                                                        ----------
LIABILITIES
      Payable for securities purchased                                      2,668
      Payable to investment manager (Note B)                                  122
      Accrued expenses                                                         42
                                                                        ----------
                                                                            2,832
                                                                        ----------
NET ASSETS Applicable to Investors' Beneficial Interests                 $256,281
                                                                        ----------

NET ASSETS consist of:
      Paid-in capital                                                    $188,995
      Net unrealized appreciation in value of investment securities        67,286
                                                                        ----------
NET ASSETS                                                               $256,281
                                                                        ----------
*Cost of investments                                                     $188,564
                                                                        ----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                         For the
                                                                        Year Ended
                                                                        August 31,
(000'S OMITTED)                                                            1997
                                                                        ----------
INVESTMENT INCOME
    Income:
      Dividend income                                                    $ 2,887
      Interest income                                                        612
      Foreign taxes withheld (Note A)                                         (6)
                                                                        ----------
        Total income                                                       3,493
                                                                        ----------
    Expenses:
      Investment management fee (Note B)                                   1,123
      Custodian fees (Note B)                                                 91
      Auditing fees                                                           20
      Legal fees                                                              19
      Accounting fees                                                         10
      Trustees' fees and expenses                                              7
      Amortization of deferred organization and initial offering
        expenses (Note A)                                                      7
      Insurance expense                                                        3
                                                                        ----------
        Total expenses                                                     1,280
      Expenses reduced by custodian fee arrangement (Note B)                  (1)
                                                                        ----------
        Total net expenses                                                 1,279
                                                                        ----------
        Net investment income                                              2,214
                                                                        ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities sold                       11,478
    Change in net unrealized appreciation of investment securities        44,043
                                                                        ----------
        Net gain on investments                                           55,521
                                                                        ----------
        Net increase in net assets resulting from operations             $57,735
                                                                        ----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                             For the
                                                                            Year Ended
                                                                            August 31,
(000'S OMITTED)                                                           1997      1996
                                                                        ------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                               $  2,214  $  1,307
    Net realized gain on investments                                      11,478    11,385
    Change in net unrealized appreciation of investments                  44,043     9,035
                                                                        ------------------
    Net increase in net assets resulting from operations                  57,735    21,727
                                                                        ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                             57,455    45,974
    Reductions                                                           (17,394)   (5,963)
                                                                        ------------------
    Net increase in net assets resulting from transactions in
      investors' beneficial interests                                     40,061    40,011
                                                                        ------------------
NET INCREASE IN NET ASSETS                                                97,796    61,738
NET ASSETS:
    Beginning of year                                                    158,485    96,747
                                                                        ------------------
    End of year                                                         $256,281  $158,485
                                                                        ------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997
----------------------------------------------------------------------
          Equity Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Socially Responsive Portfolio (the "Portfolio") is a separate operating series of Equity Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, accretion of original issue discount, where applicable, and accretion of discount on short-term investments is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represents amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period. At August 31, 1997, the unamortized balance of such expenses amounted to $10,339.
7) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
8) SECURITY LENDING: Portfolio securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Portfolio makes security loans. The Portfolio will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of its investors from qualifying as a regulated investment company. Portfolio securities loans to Neuberger&Berman, LLC ("Neuberger"), the Portfolio's principal broker and sub-adviser, are made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Portfolio receives cash as collateral against the lent securities, which must be maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Portfolio receives income earned on the lent securities and a portion of the income earned on the cash collateral. During the year ended August 31, 1997, the Portfolio lent securities to Neuberger.
9) REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement dated as of March 11, 1994. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees was a reduction of $509, which is less than .01% of the Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended August 31, 1997, there were purchase and sale transactions (excluding short-term securities) of $136,770,015 and $98,492,220, respectively.
   During the year ended August 31, 1997, brokerage commissions on securities transactions amounted to $305,640, of which Neuberger received $232,238, and other brokers received $73,402.
   In addition, Neuberger's share of the total interest income earned for the year ended August 31, 1997, from the collateralization of securities loaned to or through Neuberger was $51,639.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                                                    For the
                                                                                                  Period from
                                                                                               March 14, 1994(1)
                                                        For the Year Ended August 31,            to August 31,
                                                     1997           1996           1995              1994
                                                    ------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                   .63%           .65%            --                --
                                                    ------------------------------------------------------------
    Net Expenses                                        .63%           .65%           .68%              .69%(3)
                                                    ------------------------------------------------------------
    Net Investment Income                              1.08%          1.02%          1.18%             1.33%(3)
                                                    ------------------------------------------------------------
Portfolio Turnover Rate                                  51%            53%            58%               14%
                                                    ------------------------------------------------------------
Average Commission Rate Paid                        $0.0568        $0.0587             --                --
                                                    ------------------------------------------------------------
Net Assets, End of Year (in millions)                $256.3         $158.5          $96.7             $70.7
                                                    ------------------------------------------------------------

1) The date investment operations commenced.
2) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without expense reductions related to expense offset arrangements.
3) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Equity Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Socially Responsive Portfolio

   We have audited the accompanying statement of assets and liabilities of Neuberger&Berman Socially Responsive Portfolio (the "Portfolio"), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger&Berman Socially Responsive Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
October 3, 1997

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street 3rd Floor
New York, NY 10006
212-306-7760

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Neuberger&Berman Management Inc. & Neuberger&Berman NYCDC Socially Responsive Trust are service marks of Neuberger&Berman Management Inc.
-C- 1997 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Lawrence Zicklin
 PRESIDENT AND TRUSTEE
Faith Colish
 TRUSTEE
Donald M. Cox
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John T. Patterson, Jr.
 TRUSTEE
John P. Rosenthal
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

NEUBERGER&BERMAN MANAGEMENT INC. -Registered Trademark-

         605 THIRD AVENUE 2ND FLOOR
         NEW YORK, NY 10158-0180
         SHAREHOLDER SERVICES
         800.877.9700
         INSTITUTIONAL SERVICES
         800.366.6264






Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.


-RECYCLE LOGO- PRINTED ON RECYCLED PAPER

                                                     NBNYCAR30897